ASSET RETIREMENT OBLIGATIONS (Details Narrative)	Dec. 31, 2016
Wuhu Feishang [Member]
DisclosureOfAssetRetirementObligationsLineItems [Line Items]
Inflation rate	2.53%
Discount rate	9.91%
Market risk premium rate	6.09%
Antay Pacha [Member]
DisclosureOfAssetRetirementObligationsLineItems [Line Items]
Inflation rate	4.80%
Discount rate	8.42%
Market risk premium rate	6.09%